TRADE PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	September 30, 2023	December 31, 2022
Trade accounts payable	$1,027,216	$751,422
Accrued liabilities	2,987,709	2,031,545
Government grant payable	33,709	33,709
	$4,048,634	$2,816,676